Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income		$ 9,455	$ 6,416	$ 6,865
Other comprehensive loss:
Net unrealized holding gain (loss) on available- for-sale investment securities		719	(1,505)	91
Tax effect		(244)	511	(31)
Reclassification adjustment for investment securities gains included in net income		(886)	(303)	(323)
Tax effect		301	103	110
Total other comprehensive loss	[1]	(110)	(1,194)	(153)
Comprehensive income		$ 9,345	$ 5,222	$ 6,712

[1]	All amounts are net of tax. Amounts in parentheses indicate debits to accumulated other comprehensive income.